Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LITMAN GREGORY FUNDS TRUST
Entity Central Index Key	0001020425
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000255834
Shareholder Report [Line Items]
Fund Name	iMGP APA Enhanced Income Municipal Fund
Class Name	Institutional
Trading Symbol	APAMX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about iMGP APA Enhanced Income Municipal Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$29	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 6 months and what affected its performance?

  The Fund gained 0.31% in the six-month period, lagging the 1.09% gain for the Bloomberg 1-15 Year Municipal Bond Index but finishing ahead of the Morningstar Muni National Intermediate peers.

  The Fund ended the period with a yield to worst of 4.82% and a duration of 6.57 years.

  The municipal yield curve steepened in the period, and the team believes the shape of the curve provides opportunities to lengthen maturities reflecting today’s favorable market opportunities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Institutional	Bloomberg 1-15 Year Municipal Bond Index	Morningstar Muni National Intermediate Category
12/16/2024	$10,000	$10,000	$10,000
12/31/2024	$10,003	$9,925	$9,936
1/31/2025	$10,040	$9,993	$9,982
2/28/2025	$10,156	$10,091	$10,079
3/31/2025	$9,986	$9,964	$9,928
4/30/2025	$9,983	$9,902	$9,882
5/31/2025	$9,959	$9,958	$9,884
6/30/2025	$10,034	$10,034	$9,957

Average Annual Return [Table Text Block]
Fund	Since Inception 12/16/2024
Institutional	0.34%
Bloomberg 1-15 Year Municipal Bond Index	0.35%
Morningstar Muni National Intermediate Category	(0.50%)

Performance Inception Date	Dec. 16, 2024
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit imgpfunds.com for the most recent performance information.
AssetsNet	$ 16,926,035
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$16,926,035
# of Fund Holdings	78
Fund Turnover Rate	91%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Credit Rating

Value	Value
AAA	3.4%
AA	45.9%
A	38.4%
BBB	8.1%
Not Rated	4.2%

Maturity

Value	Value
Other assets less liabilities	0.6%
Greater than 10 Years	81.0%
5 to 10 Years	14.2%
3 to 5 Years	1.5%
1 to 3 Years	1.5%
Less than 1 Year	1.2%

Largest Holdings [Text Block]

Top 10 States

Texas	17.2%
Florida	16.6%
New York	7.5%
Pennsylvania	6.9%
Massachusetts	5.9%
Michigan	5.7%
Washington	5.6%
Ohio	4.5%
Indiana	4.0%
Georgia	3.9%

Material Fund Change [Text Block]
C000218348
Shareholder Report [Line Items]
Fund Name	iMGP Small Company Fund
Class Name	Institutional
Trading Symbol	PFSVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about iMGP Small Company Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Material Fund Change Notice [Text Block]	THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$61	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.28%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 6 months and what affected its performance?

  The Fund fell 6.84% in the first half of the year compared to the 1.79% drop for the Russell 2000 Index.

  Relative performance was hurt the most by security selection in the consumer staples sector.

  Compared to its small cap benchmark, the Fund largest overweight is to the industrials sector, while its largest underweight is to health care.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Institutional	Russell 2000 Index	Morningstar US Small Blend Category
7/31/2020	$10,000	$10,000	$10,000
7/31/2020	$10,000	$10,000	$10,000
8/31/2020	$10,140	$10,563	$10,440
9/30/2020	$9,970	$10,211	$10,046
10/31/2020	$10,180	$10,424	$10,266
11/30/2020	$11,710	$12,346	$11,930
12/31/2020	$12,710	$13,414	$12,862
1/31/2021	$12,770	$14,089	$13,284
2/28/2021	$14,230	$14,967	$14,347
3/31/2021	$14,940	$15,117	$14,807
4/30/2021	$15,220	$15,435	$15,257
5/31/2021	$15,340	$15,467	$15,449
6/30/2021	$14,790	$15,766	$15,451
7/31/2021	$14,670	$15,197	$15,213
8/31/2021	$14,830	$15,537	$15,527
9/30/2021	$14,410	$15,079	$15,106
10/31/2021	$14,870	$15,720	$15,754
11/30/2021	$14,510	$15,065	$15,262
12/31/2021	$15,209	$15,402	$15,930
1/31/2022	$14,308	$13,919	$14,754
2/28/2022	$14,830	$14,067	$14,875
3/31/2022	$14,503	$14,243	$14,938
4/30/2022	$13,193	$12,831	$13,757
5/31/2022	$13,152	$12,850	$13,907
6/30/2022	$12,200	$11,794	$12,734
7/31/2022	$13,141	$13,025	$13,948
8/31/2022	$12,660	$12,758	$13,482
9/30/2022	$11,535	$11,536	$12,224
10/31/2022	$13,080	$12,805	$13,578
11/30/2022	$14,022	$13,105	$14,122
12/31/2022	$13,172	$12,254	$13,325
1/31/2023	$14,298	$13,448	$14,549
2/28/2023	$14,114	$13,221	$14,362
3/31/2023	$13,500	$12,590	$13,748
4/30/2023	$12,937	$12,363	$13,466
5/31/2023	$13,019	$12,249	$13,222
6/30/2023	$14,595	$13,245	$14,312
7/31/2023	$15,188	$14,055	$15,022
8/31/2023	$15,168	$13,352	$14,480
9/30/2023	$14,410	$12,566	$13,714
10/31/2023	$13,960	$11,709	$12,910
11/30/2023	$14,820	$12,768	$13,966
12/31/2023	$16,431	$14,329	$15,460
1/31/2024	$15,791	$13,771	$15,034
2/29/2024	$16,928	$14,550	$15,735
3/31/2024	$17,689	$15,071	$16,339
4/30/2024	$16,586	$14,010	$15,342
5/31/2024	$17,215	$14,713	$16,066
6/30/2024	$16,762	$14,577	$15,809
7/31/2024	$18,649	$16,058	$17,204
8/31/2024	$18,318	$15,818	$17,038
9/30/2024	$18,241	$15,929	$17,142
10/31/2024	$18,142	$15,698	$16,835
11/30/2024	$20,272	$17,420	$18,510
12/31/2024	$18,780	$15,982	$17,130
1/31/2025	$19,435	$16,401	$17,642
2/28/2025	$18,150	$15,524	$16,767
3/31/2025	$16,684	$14,467	$15,748
4/30/2025	$15,913	$14,133	$15,298
5/31/2025	$16,672	$14,887	$16,101
6/30/2025	$17,494	$15,697	$16,798

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 7/31/2020
Institutional	4.37%	12.04%
Russell 2000 Index	7.68%	9.61%
Morningstar US Small Blend Category	6.37%	11.06%

Performance Inception Date	Jul. 31, 2020
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit imgpfunds.com for the most recent performance information.
AssetsNet	$ 40,420,990
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 131,723
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$40,420,990
# of Fund Holdings	66
Fund Turnover Rate	56%
Total Advisory Fees Paid	$131,723

Holdings [Text Block]

Region Weighting

Value	Value
North America	95.5%
Asia	1.6%
Cash & Other Short-Term Investments	2.9%

Sector Weighting

Value	Value
Cash & Other Short-Term Investments	2.9%
Energy	0.8%
Real Estate	1.5%
Consumer Discretionary	7.7%
Health Care	9.3%
Materials	13.0%
Financials	18.2%
Information Technology	19.9%
Industrials	26.7%

Largest Holdings [Text Block]

Top Ten Holdings

O-I Glass, Inc.	2.9%
Valmont Industries, Inc.	2.7%
REV Group, Inc.	2.1%
RBC Bearings, Inc.	2.1%
Perimeter Solutions, Inc.	2.0%
Ingevity Corp.	2.0%
Goodyear Tire & Rubber Co.	1.9%
Manhattan Associates, Inc.	1.9%
Mercury Systems, Inc.	1.9%
Core & Main, Inc., Class A	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at imgpfunds.com or upon request at 323-372-1960.

The Board of Trustees of the Fund approved adding D.F. Dent and Company, Inc. as a sub-adviser to the Fund, replacing Polen Capital Management, LLC, effective June 9, 2025.

Material Fund Change Adviser [Text Block]	The Board of Trustees of the Fund approved adding D.F. Dent and Company, Inc. as a sub-adviser to the Fund, replacing Polen Capital Management, LLC, effective June 9, 2025.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at imgpfunds.com or upon request at 323-372-1960.

Updated Prospectus Phone Number	323-372-1960
Updated Prospectus Web Address	imgpfunds.com
C000247047
Shareholder Report [Line Items]
Fund Name	Polen Capital China Growth ETF
Trading Symbol	PCCE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about Polen Capital China Growth ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$54	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 6 months and what affected its performance?

  The ETF outperformed over the trailing six months with a gain of 15.90% (NAV) compared to 11.77% for the MSCI China All Shares Index.

  The ETF benefited from strong performance in the communication services and technology sectors.

  The ETF remains overweight to communication services and real estate sectors, while underweights to consumer staples and technology sectors are its two largest underweights.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	ETF	MSCI China All Shares Index	Morningstar China Region Category
3/14/2024	$10,000	$10,000	$10,000
3/31/2024	$9,633	$9,834	$9,763
4/30/2024	$10,363	$10,301	$10,166
5/31/2024	$10,494	$10,422	$10,288
6/30/2024	$10,143	$10,164	$9,955
7/31/2024	$9,822	$10,093	$9,767
8/31/2024	$9,749	$10,091	$9,724
9/30/2024	$12,321	$12,431	$11,858
10/31/2024	$11,532	$11,775	$11,356
11/30/2024	$11,144	$11,395	$11,005
12/31/2024	$11,200	$11,566	$11,069
1/31/2025	$11,110	$11,530	$11,164
2/28/2025	$12,071	$12,459	$11,971
3/31/2025	$12,271	$12,633	$12,049
4/30/2025	$12,042	$12,147	$11,575
5/31/2025	$12,601	$12,480	$11,942
6/30/2025	$12,981	$12,927	$12,499

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 3/14/2024
ETF	27.98%	22.30%
MSCI China All Shares Index	27.18%	21.93%
Morningstar China Region Category	25.25%	18.58%

Performance Inception Date	Mar. 14, 2024
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit imgpfunds.com for the most recent performance information.
AssetsNet	$ 1,592,285
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 7,343
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$1,592,285
# of Fund Holdings	29
Fund Turnover Rate	16%
Total Advisory Fees Paid	$7,343

Holdings [Text Block]

Region Weighting

Value	Value
Asia	95.3%
Cash & Other Short-Term Investments	4.7%

Sector Weighting

Value	Value
Cash & Other Short-Term Investments	4.7%
Utilities	0.7%
Consumer Staples	2.1%
Materials	2.4%
Health Care	4.6%
Information Technology	5.8%
Real Estate	9.2%
Industrials	9.3%
Consumer Discretionary	18.6%
Financials	19.3%
Communication Services	23.3%

Largest Holdings [Text Block]

Top Ten Holdings

Tencent Holdings Ltd.	10.9%
Hong Kong Exchanges & Clearing Ltd.	10.4%
AIA Group Ltd.	5.7%
Trip.com Group Ltd.	4.9%
NetEase, Inc.	4.9%
Xiaomi Corp., Class B	4.5%
Contemporary Amperex Technology Co. Ltd., Class A	4.0%
BYD Co. Ltd., Class H	3.9%
Tencent Music Entertainment Group - ADR	3.9%
Kingsoft Corp. Ltd.	3.6%

Material Fund Change [Text Block]
C000247048
Shareholder Report [Line Items]
Fund Name	Polen Capital Emerging Markets Ex China Growth ETF
Trading Symbol	PCEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about Polen Capital Emerging Markets Ex China Growth ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 6 months and what affected its performance?

  The ETF's 7.72% (NAV) trailing six month return lagged the 14.53% return of the MSCI Emerging Markets ex China Index.

  Relative underperformance was due to security selection. Sector and country allocations were favorable tailwinds.

  Security selection was strongest within consumer staples and weakest within the industrials sector.

  The ETF's largest sector overweight is to consumer discretionary stocks and its zero weight to materials stocks leave it underweight.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	ETF	MSCI Emerging Markets ex China Index	Morningstar Diversified Emerging Markets Category
9/11/2024	$10,000	$10,000	$10,000
9/30/2024	$10,481	$10,463	$10,807
10/31/2024	$10,202	$10,058	$10,397
11/30/2024	$10,142	$9,729	$10,170
12/31/2024	$10,039	$9,614	$10,071
1/31/2025	$10,220	$9,818	$10,206
2/28/2025	$9,906	$9,445	$10,172
3/31/2025	$9,488	$9,449	$10,247
4/30/2025	$9,968	$9,813	$10,389
5/31/2025	$10,718	$10,295	$10,875
6/30/2025	$10,813	$11,010	$11,528

Average Annual Return [Table Text Block]
Fund	Since Inception 9/11/2024
ETF	8.13%
MSCI Emerging Markets ex China Index	10.10%
Morningstar Diversified Emerging Markets Category	15.11%

Performance Inception Date	Sep. 11, 2024
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit imgpfunds.com for the most recent performance information.
AssetsNet	$ 2,700,525
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 12,521
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$2,700,525
# of Fund Holdings	29
Fund Turnover Rate	5%
Total Advisory Fees Paid	$12,521

Holdings [Text Block]

Region Weighting

Value	Value
Asia	53.4%
South America	18.8%
Europe	11.0%
Africa	10.4%
North America	4.3%
Cash & Other Short-Term Investments	2.1%

Sector Weighting

Value	Value
Cash & Other Short-Term Investments	2.1%
Health Care	2.7%
Communication Services	3.4%
Consumer Staples	7.9%
Industrials	12.9%
Consumer Discretionary	19.7%
Financials	20.0%
Information Technology	31.3%

Largest Holdings [Text Block]

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	8.7%
HDFC Bank Ltd.	6.2%
Karooooo Ltd.	5.5%
InPost SA	5.0%
TOTVS SA	4.9%
MercadoLibre, Inc.	4.8%
Dlocal Ltd.	3.7%
E Ink Holdings, Inc.	3.6%
Dino Polska SA	3.6%
Nexon Co. Ltd.	3.5%

Material Fund Change [Text Block]
C000247050
Shareholder Report [Line Items]
Fund Name	Polen Capital International Growth ETF
Trading Symbol	PCIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about Polen Capital International Growth ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 6 months and what affected its performance?

  The ETF returned 7.39% (NAV) in the first half of 2025, trailing the MSCI ACWI Ex USA Index return of 17.90%.

  The ETF's relative returns were hurt by both sector and security selection.

  The strategy remains meaningfully overweight to technology stocks and underweight emerging markets stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	ETF	MSCI ACWI Ex USA Index	Morningstar Foreign Large Growth Category
3/14/2024	$10,000	$10,000	$10,000
3/31/2024	$9,972	$10,061	$10,020
4/30/2024	$9,305	$9,881	$9,601
5/31/2024	$9,461	$10,167	$10,043
6/30/2024	$9,604	$10,158	$9,993
7/31/2024	$9,695	$10,393	$10,150
8/31/2024	$9,959	$10,689	$10,509
9/30/2024	$9,903	$10,977	$10,611
10/31/2024	$9,295	$10,438	$10,127
11/30/2024	$9,671	$10,344	$10,201
12/31/2024	$9,199	$10,143	$9,876
1/31/2025	$9,837	$10,551	$10,386
2/28/2025	$9,723	$10,698	$10,457
3/31/2025	$9,197	$10,674	$10,146
4/30/2025	$9,373	$11,059	$10,571
5/31/2025	$9,724	$11,566	$11,116
6/30/2025	$9,879	$11,958	$11,459

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 3/14/2024
ETF	2.86%	(0.93%)
MSCI ACWI Ex USA Index	17.72%	14.81%
Morningstar Foreign Large Growth Category	14.74%	11.20%

Performance Inception Date	Mar. 14, 2024
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit imgpfunds.com for the most recent performance information.
AssetsNet	$ 28,449,719
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 115,482
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$28,449,719
# of Fund Holdings	30
Fund Turnover Rate	21%
Total Advisory Fees Paid	$115,482

Holdings [Text Block]

Region Weighting

Value	Value
Europe	43.4%
North America	30.4%
Asia	14.1%
South America	8.6%
Cash & Other Short-Term Investments	3.5%

Sector Weighting

Value	Value
Cash & Other Short-Term Investments	3.5%
Communication Services	3.8%
Health Care	8.8%
Industrials	9.2%
Consumer Discretionary	15.2%
Financials	24.3%
Information Technology	35.2%

Largest Holdings [Text Block]

Top Ten Holdings

SAP SE	8.0%
Sage Group PLC	7.7%
Aon PLC, Class A	6.8%
MercadoLibre, Inc.	6.1%
HDFC Bank Ltd. ADR	5.0%
ASML Holding NV	4.2%
Shopify, Inc., Class A	4.2%
Willis Towers Watson PLC	4.1%
Adyen NV	4.0%
Tokyo Electron Ltd.	3.7%

Material Fund Change [Text Block]
C000243085
Shareholder Report [Line Items]
Fund Name	iMGP Berkshire Dividend Growth ETF
Trading Symbol	BDVG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about iMGP Berkshire Dividend Growth ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[6]
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 6 months and what affected its performance?

  The ETF gained 6.21% (NAV) in the first half of the year, outpacing the 6.12% return for the Russell 1000 Index.

  The ETF also outgained the 6.00% return of a narrower large cap value index (Russell 1000 Value).

  The ETF benefited from an overweight to industrial stocks and an underweight to the consumer discretionary sector.

  Security selection within the energy and financials sectors were a tailwind.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	ETF	Russell 1000 Index	Morningstar US Large Value Category	Russell 1000 Value Index
6/29/2023	$10,000	$10,000	$10,000	$10,000
6/30/2023	$10,094	$10,119	$10,083	$10,087
7/31/2023	$10,370	$10,467	$10,458	$10,442
8/31/2023	$10,030	$10,284	$10,194	$10,160
9/30/2023	$9,633	$9,801	$9,829	$9,768
10/31/2023	$9,414	$9,564	$9,545	$9,423
11/30/2023	$9,979	$10,457	$10,229	$10,134
12/31/2023	$10,456	$10,973	$10,782	$10,695
1/31/2024	$10,533	$11,126	$10,823	$10,706
2/29/2024	$10,843	$11,727	$11,175	$11,101
3/31/2024	$11,241	$12,103	$11,739	$11,656
4/30/2024	$10,795	$11,588	$11,265	$11,159
5/31/2024	$11,117	$12,134	$11,611	$11,512
6/30/2024	$11,102	$12,535	$11,571	$11,404
7/31/2024	$11,479	$12,718	$12,080	$11,987
8/31/2024	$11,728	$13,019	$12,352	$12,309
9/30/2024	$11,817	$13,297	$12,500	$12,479
10/31/2024	$11,729	$13,205	$12,382	$12,342
11/30/2024	$12,384	$14,055	$13,073	$13,130
12/31/2024	$11,643	$13,663	$12,308	$12,232
1/31/2025	$12,079	$14,098	$12,793	$12,798
2/28/2025	$12,302	$13,851	$12,861	$12,850
3/31/2025	$11,992	$13,050	$12,493	$12,493
4/30/2025	$11,647	$12,972	$12,103	$12,113
5/31/2025	$12,001	$13,800	$12,539	$12,538
6/30/2025	$12,365	$14,499	$12,999	$12,967

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 6/29/2023
ETF	11.38%	11.18%
Russell 1000 Index	15.66%	20.37%
Morningstar US Large Value Category	12.33%	13.96%
Russell 1000 Value Index	13.70%	13.84%

Performance Inception Date	Jun. 29, 2023
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit imgpfunds.com for the most recent performance information.
AssetsNet	$ 8,716,492
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 24,244
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$8,716,492
# of Fund Holdings	39
Fund Turnover Rate	7%
Total Advisory Fees Paid	$24,244

Holdings [Text Block]

Region Weighting

Value	Value
North America	97.0%
Europe	2.2%
Cash & Other Short-Term Investments	0.8%

Sector Weighting

Value	Value
Cash & Other Short-Term Investments	0.8%
Real Estate	1.3%
Utilities	3.0%
Materials	3.1%
Consumer Discretionary	7.0%
Energy	7.7%
Health Care	9.4%
Consumer Staples	12.2%
Financials	17.5%
Industrials	19.0%
Information Technology	19.0%

Largest Holdings [Text Block]

Top Ten Holdings

JPMorgan Chase & Co.	4.6%
Microsoft Corp.	4.5%
AbbVie, Inc.	3.8%
Chevron Corp.	3.7%
Cisco Systems, Inc.	3.5%
Apple, Inc.	3.5%
Bank of America Corp.	3.4%
Waste Management, Inc.	3.3%
Nucor Corp.	3.1%
Honeywell International, Inc.	3.0%

Material Fund Change [Text Block]
C000229357
Shareholder Report [Line Items]
Fund Name	iMGP DBi Managed Futures Strategy ETF
Trading Symbol	DBMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about iMGP DBi Managed Futures Strategy ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 6 months and what affected its performance?

  The Fund was down 0.14% (NAV) for the first half of the year. A loss of almost 2.6% in Q1 was followed by a gain of about 2.5% in Q2. Despite negative performance, the Fund significantly outperformed the SG CTA Index.

  The Fund was profitable in commodities and equities in both quarters, with the most gains in commodities, driven by long exposure to gold.

  Currency exposure was a detractor, as short Euro exposure was a significant loser. Short bond positioning hurt early in the first half.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	ETF	Bloomberg US Aggregate Bond Index	Morningstar Systematic Trend Category	SG CTA Index
5/7/2019	$10,000	$10,000	$10,000	$10,000
5/31/2019	$10,127	$10,149	$9,922	$9,888
6/30/2019	$10,272	$10,276	$10,126	$10,130
7/31/2019	$10,480	$10,299	$10,364	$10,491
8/31/2019	$11,268	$10,566	$10,809	$10,845
9/30/2019	$11,096	$10,509	$10,424	$10,499
10/31/2019	$10,995	$10,541	$10,173	$10,248
11/30/2019	$11,076	$10,536	$10,214	$10,338
12/31/2019	$11,076	$10,528	$10,148	$10,272
1/31/2020	$11,159	$10,731	$10,210	$10,358
2/29/2020	$10,954	$10,924	$10,062	$10,203
3/31/2020	$11,067	$10,860	$10,165	$10,217
4/30/2020	$11,271	$11,053	$10,176	$10,240
5/31/2020	$10,907	$11,104	$10,050	$10,142
6/30/2020	$10,703	$11,174	$9,947	$9,997
7/31/2020	$11,162	$11,341	$10,113	$10,254
8/31/2020	$11,124	$11,250	$10,097	$10,123
9/30/2020	$10,769	$11,243	$9,887	$9,927
10/31/2020	$10,779	$11,193	$9,823	$9,914
11/30/2020	$10,834	$11,303	$10,011	$10,037
12/31/2020	$11,279	$11,319	$10,413	$10,598
1/31/2021	$11,231	$11,237	$10,384	$10,470
2/28/2021	$11,808	$11,075	$10,704	$10,771
3/31/2021	$12,081	$10,937	$10,787	$10,866
4/30/2021	$12,310	$11,023	$11,048	$11,193
5/31/2021	$12,599	$11,059	$11,242	$11,409
6/30/2021	$12,503	$11,137	$11,080	$11,294
7/31/2021	$12,624	$11,262	$11,053	$11,326
8/31/2021	$12,432	$11,240	$11,005	$11,293
9/30/2021	$12,086	$11,143	$11,015	$11,360
10/31/2021	$12,671	$11,140	$11,287	$11,650
11/30/2021	$12,038	$11,173	$10,794	$11,217
12/31/2021	$12,385	$11,144	$10,928	$11,257
1/31/2022	$12,573	$10,904	$11,132	$11,498
2/28/2022	$12,795	$10,782	$11,337	$11,787
3/31/2022	$13,891	$10,483	$12,058	$12,700
4/30/2022	$15,353	$10,085	$12,661	$13,448
5/31/2022	$15,274	$10,150	$12,616	$13,432
6/30/2022	$15,634	$9,991	$12,676	$13,645
7/31/2022	$15,218	$10,235	$12,355	$13,227
8/31/2022	$15,549	$9,946	$12,706	$13,660
9/30/2022	$16,473	$9,516	$13,187	$14,204
10/31/2022	$16,688	$9,393	$13,221	$14,271
11/30/2022	$15,283	$9,738	$12,561	$13,545
12/31/2022	$15,242	$9,694	$12,515	$13,533
1/31/2023	$14,888	$9,992	$12,394	$13,424
2/28/2023	$14,914	$9,734	$12,603	$13,710
3/31/2023	$13,823	$9,981	$11,915	$12,831
4/30/2023	$13,964	$10,042	$12,142	$13,093
5/31/2023	$14,043	$9,933	$12,302	$13,358
6/30/2023	$14,506	$9,897	$12,479	$13,534
7/31/2023	$14,468	$9,890	$12,410	$13,390
8/31/2023	$14,473	$9,827	$12,313	$13,320
9/30/2023	$15,142	$9,577	$12,646	$13,775
10/31/2023	$15,092	$9,426	$12,574	$13,635
11/30/2023	$14,337	$9,853	$12,092	$13,167
12/31/2023	$13,913	$10,230	$11,969	$13,059
1/31/2024	$14,225	$10,202	$12,091	$13,195
2/29/2024	$14,749	$10,058	$12,634	$13,842
3/31/2024	$15,581	$10,151	$12,986	$14,325
4/30/2024	$16,198	$9,894	$13,177	$14,613
5/31/2024	$16,142	$10,062	$13,037	$14,305
6/30/2024	$16,460	$10,157	$12,823	$14,010
7/31/2024	$15,883	$10,395	$12,572	$13,693
8/31/2024	$15,366	$10,544	$12,154	$13,235
9/30/2024	$15,514	$10,685	$12,313	$13,388
10/31/2024	$14,883	$10,420	$11,819	$12,962
11/30/2024	$15,033	$10,530	$12,005	$13,200
12/31/2024	$14,912	$10,358	$12,135	$13,367
1/31/2025	$15,102	$10,413	$12,263	$13,450
2/28/2025	$14,763	$10,642	$12,043	$13,102
3/31/2025	$14,526	$10,646	$11,897	$13,030
4/30/2025	$14,463	$10,688	$11,381	$12,453
5/31/2025	$14,486	$10,612	$11,328	$12,233
6/30/2025	$14,890	$10,775	$11,455	$12,350

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 5/7/2019
ETF	(9.54%)	6.83%	6.69%
Bloomberg US Aggregate Bond Index	6.08%	(0.73%)	1.22%
Morningstar Systematic Trend Category	(10.76%)	2.88%	2.26%
SG CTA Index	(11.85%)	4.32%	3.49%

Performance Inception Date	May 07, 2019
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit imgpfunds.com for the most recent performance information.
AssetsNet	$ 1,172,488,395
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 5,212,355
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,172,488,395
# of Fund Holdings	33
Fund Turnover Rate	0%
Total Advisory Fees Paid	$5,212,355

Holdings [Text Block]

Asset Class Exposure

Value	Value
Emerging Market Equities	5.6%
Commodities	6.1%
International Developed Equities	7.3%
US Equities	8.9%
Currencies	35.3%
Fixed Income	93.3%

Largest Holdings [Text Block]

Fund Holdings

US LONG BOND(CBT) SEP25	(10.3%)
JPN YEN CURR FUT SEP25	(2.1%)
GOLD 100 OZ FUTR AUG25	2.6%
WTI CRUDEFUTURE SEP25	3.4%
MSCI EMGMKT SEP25	5.6%
MSCI EAFESEP25	7.3%
S+P500 EMINI FUT SEP25	8.9%
US 10YR NOTE (CBT)SEP25	19.1%
EURO FX CURR FUT SEP25	37.4%
TREASURY BILL	80.0%
US 2YR NOTE (CBT) SEP25	84.6%

Material Fund Change [Text Block]
C000229356
Shareholder Report [Line Items]
Fund Name	iMGP Dolan McEniry Corporate Bond Fund
Class Name	Institutional
Trading Symbol	IDMIX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about iMGP Dolan McEniry Corporate Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[8]
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 6 months and what affected its performance?

  The Fund gained 4.33% in the six-month period, outperforming the 4.02% gain of the Bloomberg U.S. Aggregate Bond Index (the Agg).

  As of June, the Fund had a YTM of approximately 5.5%, higher than the Agg's 4.5%. Duration ended June at approximately 3.9, shorter than the Agg's ~5.9.

  Economic data softened, but credit fundamentals remain strong. Credit spreads widened materially in April but ended the first half almost unchanged, allowing the Fund's higher carry to drive performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Institutional	Bloomberg US Aggregate Bond Index	Bloomberg US Interm Credit Index
9/28/2018	$10,000	$10,000	$10,000
9/30/2018	$10,000	$10,000	$10,000
10/31/2018	$9,939	$9,921	$9,958
11/30/2018	$9,950	$9,980	$9,966
12/31/2018	$9,923	$10,164	$10,075
1/31/2019	$10,156	$10,271	$10,236
2/28/2019	$10,244	$10,266	$10,271
3/31/2019	$10,418	$10,463	$10,433
4/30/2019	$10,480	$10,465	$10,478
5/31/2019	$10,539	$10,651	$10,588
6/30/2019	$10,689	$10,785	$10,745
7/31/2019	$10,738	$10,809	$10,767
8/31/2019	$10,898	$11,089	$10,953
9/30/2019	$10,901	$11,030	$10,927
10/31/2019	$10,987	$11,063	$10,991
11/30/2019	$10,989	$11,057	$10,992
12/31/2019	$11,039	$11,049	$11,034
1/31/2020	$11,176	$11,262	$11,193
2/29/2020	$11,218	$11,465	$11,307
3/31/2020	$10,426	$11,397	$10,775
4/30/2020	$10,829	$11,600	$11,145
5/31/2020	$11,056	$11,654	$11,332
6/30/2020	$11,228	$11,727	$11,494
7/31/2020	$11,441	$11,903	$11,653
8/31/2020	$11,460	$11,806	$11,652
9/30/2020	$11,434	$11,800	$11,636
10/31/2020	$11,419	$11,747	$11,637
11/30/2020	$11,573	$11,863	$11,761
12/31/2020	$11,646	$11,879	$11,816
1/31/2021	$11,628	$11,794	$11,776
2/28/2021	$11,554	$11,623	$11,680
3/31/2021	$11,482	$11,478	$11,571
4/30/2021	$11,568	$11,569	$11,651
5/31/2021	$11,591	$11,607	$11,713
6/30/2021	$11,635	$11,688	$11,752
7/31/2021	$11,690	$11,819	$11,841
8/31/2021	$11,692	$11,797	$11,822
9/30/2021	$11,641	$11,694	$11,760
10/31/2021	$11,570	$11,691	$11,696
11/30/2021	$11,510	$11,726	$11,683
12/31/2021	$11,546	$11,696	$11,695
1/31/2022	$11,312	$11,444	$11,484
2/28/2022	$11,223	$11,316	$11,368
3/31/2022	$11,022	$11,002	$11,102
4/30/2022	$10,747	$10,584	$10,800
5/31/2022	$10,820	$10,652	$10,894
6/30/2022	$10,500	$10,485	$10,699
7/31/2022	$10,849	$10,742	$10,934
8/31/2022	$10,648	$10,438	$10,714
9/30/2022	$10,328	$9,987	$10,370
10/31/2022	$10,382	$9,858	$10,327
11/30/2022	$10,614	$10,220	$10,639
12/31/2022	$10,614	$10,174	$10,631
1/31/2023	$10,840	$10,487	$10,882
2/28/2023	$10,636	$10,216	$10,674
3/31/2023	$10,776	$10,475	$10,894
4/30/2023	$10,851	$10,539	$10,975
5/31/2023	$10,808	$10,424	$10,893
6/30/2023	$10,833	$10,387	$10,865
7/31/2023	$10,905	$10,380	$10,923
8/31/2023	$10,920	$10,313	$10,908
9/30/2023	$10,765	$10,051	$10,765
10/31/2023	$10,666	$9,893	$10,690
11/30/2023	$11,096	$10,341	$11,066
12/31/2023	$11,397	$10,737	$11,368
1/31/2024	$11,416	$10,707	$11,390
2/29/2024	$11,327	$10,556	$11,289
3/31/2024	$11,448	$10,653	$11,390
4/30/2024	$11,290	$10,384	$11,238
5/31/2024	$11,412	$10,560	$11,393
6/30/2024	$11,524	$10,660	$11,473
7/31/2024	$11,682	$10,909	$11,700
8/31/2024	$11,829	$11,066	$11,849
9/30/2024	$11,968	$11,214	$11,999
10/31/2024	$11,810	$10,936	$11,813
11/30/2024	$11,927	$11,052	$11,911
12/31/2024	$11,838	$10,871	$11,824
1/31/2025	$11,906	$10,929	$11,898
2/28/2025	$12,035	$11,169	$12,062
3/31/2025	$12,030	$11,173	$12,098
4/30/2025	$12,087	$11,217	$12,177
5/31/2025	$12,157	$11,137	$12,192
6/30/2025	$12,350	$11,308	$12,350

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/28/2018
Institutional	7.17%	1.92%	3.18%
Bloomberg US Aggregate Bond Index	6.08%	(0.73%)	1.84%
Bloomberg US Interm Credit Index	7.64%	1.45%	3.17%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit imgpfunds.com for the most recent performance information.
AssetsNet	$ 427,391,213
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 687,688
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$427,391,213
# of Fund Holdings	61
Fund Turnover Rate	9%
Total Advisory Fees Paid	$687,688

Holdings [Text Block]

Credit Rating

Value	Value
AAA	1.8%
A	5.7%
BBB	72.3%
BB	17.8%
B	2.4%

Maturity

Value	Value
Other assets less liabilities	2.9%
5 to 10 Years	49.4%
3 to 5 Years	30.6%
1 to 3 Years	15.4%
Less than 1 Year	1.7%

Largest Holdings [Text Block]

Sector Weighting

Consumer, Non-cyclical	22.6%
Industrial	19.9%
Consumer, Cyclical	18.2%
Technology	14.4%
Communications	8.9%
Financial	7.8%
Basic Materials	3.5%
Government	1.8%
Cash & Other Short-Term Investments	2.9%

Material Fund Change [Text Block]
C000015260
Shareholder Report [Line Items]
Fund Name	iMGP Global Select Fund
Class Name	Institutional
Trading Symbol	MSEFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about iMGP Global Select Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Material Fund Change Notice [Text Block]	THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 6 months and what affected its performance?

  The Fund gained 3.28% in the first half of the year compared to the 9.47% return for MSCI World Index.

  The Fund's underweight to technology stocks helped relative performance.

  Stock selection was the main headwind to performance.

  Outperformance of the Fund's consumer discretionary stocks was a key driver of performance in the first half.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Institutional	MSCI World Index	Morningstar Global Large-Stock Blend Category	MSCI All Country World Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,105	$10,180	$10,100	$10,087
8/31/2015	$9,509	$9,506	$9,459	$9,395
9/30/2015	$9,206	$9,155	$9,155	$9,055
10/31/2015	$10,061	$9,881	$9,808	$9,766
11/30/2015	$10,077	$9,832	$9,765	$9,685
12/31/2015	$9,748	$9,659	$9,586	$9,510
1/31/2016	$9,057	$9,081	$9,098	$8,937
2/29/2016	$9,021	$9,013	$9,053	$8,875
3/31/2016	$9,736	$9,625	$9,647	$9,533
4/30/2016	$9,997	$9,777	$9,778	$9,674
5/31/2016	$10,142	$9,832	$9,832	$9,686
6/30/2016	$9,869	$9,722	$9,785	$9,627
7/31/2016	$10,300	$10,133	$10,179	$10,042
8/31/2016	$10,464	$10,141	$10,184	$10,076
9/30/2016	$10,512	$10,195	$10,250	$10,138
10/31/2016	$10,342	$9,998	$10,001	$9,966
11/30/2016	$10,912	$10,142	$10,083	$10,041
12/31/2016	$10,916	$10,384	$10,252	$10,258
1/31/2017	$11,288	$10,635	$10,532	$10,539
2/28/2017	$11,455	$10,930	$10,792	$10,834
3/31/2017	$11,423	$11,046	$10,925	$10,967
4/30/2017	$11,551	$11,210	$11,112	$11,138
5/31/2017	$11,609	$11,447	$11,354	$11,384
6/30/2017	$11,776	$11,491	$11,408	$11,436
7/31/2017	$12,135	$11,766	$11,669	$11,755
8/31/2017	$12,122	$11,783	$11,697	$11,800
9/30/2017	$12,507	$12,047	$11,917	$12,028
10/31/2017	$12,795	$12,275	$12,131	$12,278
11/30/2017	$13,007	$12,541	$12,359	$12,516
12/31/2017	$13,225	$12,710	$12,535	$12,717
1/31/2018	$14,125	$13,381	$13,144	$13,435
2/28/2018	$13,675	$12,827	$12,566	$12,871
3/31/2018	$13,391	$12,547	$12,397	$12,595
4/30/2018	$13,405	$12,692	$12,469	$12,715
5/31/2018	$13,592	$12,771	$12,527	$12,731
6/30/2018	$13,585	$12,765	$12,464	$12,662
7/31/2018	$13,980	$13,164	$12,829	$13,044
8/31/2018	$14,257	$13,327	$12,886	$13,147
9/30/2018	$14,167	$13,401	$12,905	$13,204
10/31/2018	$12,810	$12,417	$11,950	$12,214
11/30/2018	$13,107	$12,558	$12,149	$12,393
12/31/2018	$11,914	$11,603	$11,271	$11,520
1/31/2019	$13,255	$12,506	$12,143	$12,430
2/28/2019	$13,556	$12,882	$12,472	$12,762
3/31/2019	$13,588	$13,051	$12,614	$12,923
4/30/2019	$14,357	$13,514	$13,020	$13,359
5/31/2019	$13,310	$12,734	$12,280	$12,567
6/30/2019	$14,191	$13,573	$13,050	$13,390
7/31/2019	$14,262	$13,640	$13,056	$13,429
8/31/2019	$13,659	$13,361	$12,835	$13,110
9/30/2019	$13,802	$13,646	$13,083	$13,386
10/31/2019	$14,095	$13,993	$13,370	$13,752
11/30/2019	$14,746	$14,383	$13,682	$14,088
12/31/2019	$15,196	$14,814	$14,122	$14,584
1/31/2020	$15,006	$14,723	$13,925	$14,423
2/29/2020	$13,872	$13,479	$12,880	$13,258
3/31/2020	$11,456	$11,695	$11,084	$11,468
4/30/2020	$13,006	$12,973	$12,186	$12,697
5/31/2020	$13,776	$13,599	$12,736	$13,249
6/30/2020	$14,053	$13,959	$13,052	$13,672
7/31/2020	$14,677	$14,627	$13,700	$14,395
8/31/2020	$15,612	$15,604	$14,434	$15,277
9/30/2020	$15,110	$15,066	$14,057	$14,784
10/31/2020	$15,309	$14,604	$13,701	$14,425
11/30/2020	$17,274	$16,471	$15,323	$16,203
12/31/2020	$18,162	$17,169	$16,041	$16,955
1/31/2021	$18,065	$16,999	$15,951	$16,878
2/28/2021	$19,255	$17,434	$16,361	$17,269
3/31/2021	$19,733	$18,014	$16,880	$17,730
4/30/2021	$21,049	$18,853	$17,554	$18,505
5/31/2021	$21,108	$19,124	$17,868	$18,793
6/30/2021	$21,176	$19,409	$17,983	$19,041
7/31/2021	$21,264	$19,757	$18,121	$19,172
8/31/2021	$21,654	$20,249	$18,484	$19,652
9/30/2021	$21,030	$19,408	$17,678	$18,840
10/31/2021	$21,957	$20,507	$18,567	$19,802
11/30/2021	$20,689	$20,058	$18,060	$19,325
12/31/2021	$21,386	$20,915	$18,761	$20,098
1/31/2022	$20,066	$19,809	$17,796	$19,111
2/28/2022	$19,611	$19,308	$17,340	$18,617
3/31/2022	$19,281	$19,837	$17,611	$19,020
4/30/2022	$17,257	$18,190	$16,365	$17,498
5/31/2022	$17,234	$18,203	$16,480	$17,519
6/30/2022	$15,584	$16,626	$15,162	$16,042
7/31/2022	$16,801	$17,947	$16,179	$17,162
8/31/2022	$16,005	$17,196	$15,526	$16,530
9/30/2022	$14,128	$15,598	$14,116	$14,948
10/31/2022	$14,925	$16,718	$15,017	$15,850
11/30/2022	$16,301	$17,880	$16,254	$17,079
12/31/2022	$15,927	$17,121	$15,599	$16,407
1/31/2023	$17,134	$18,332	$16,676	$17,583
2/28/2023	$16,598	$17,892	$16,177	$17,079
3/31/2023	$17,060	$18,444	$16,590	$17,606
4/30/2023	$17,462	$18,768	$16,821	$17,859
5/31/2023	$16,866	$18,580	$16,492	$17,668
6/30/2023	$17,835	$19,704	$17,393	$18,693
7/31/2023	$18,386	$20,366	$17,899	$19,378
8/31/2023	$17,641	$19,880	$17,368	$18,836
9/30/2023	$16,821	$19,022	$16,630	$18,057
10/31/2023	$16,300	$18,470	$16,122	$17,514
11/30/2023	$17,805	$20,202	$17,489	$19,131
12/31/2023	$18,676	$21,193	$18,377	$20,050
1/31/2024	$18,444	$21,448	$18,350	$20,167
2/29/2024	$18,940	$22,357	$19,061	$21,033
3/31/2024	$19,250	$23,076	$19,659	$21,693
4/30/2024	$18,382	$22,218	$18,962	$20,977
5/31/2024	$18,614	$23,211	$19,759	$21,829
6/30/2024	$18,459	$23,683	$19,888	$22,316
7/31/2024	$19,406	$24,100	$20,339	$22,675
8/31/2024	$19,824	$24,737	$20,826	$23,251
9/30/2024	$20,057	$25,190	$21,201	$23,791
10/31/2024	$19,266	$24,690	$20,657	$23,257
11/30/2024	$20,259	$25,823	$21,356	$24,127
12/31/2024	$19,298	$25,150	$20,658	$23,556
1/31/2025	$20,030	$26,038	$21,380	$24,347
2/28/2025	$19,814	$25,851	$21,302	$24,200
3/31/2025	$19,182	$24,700	$20,584	$23,244
4/30/2025	$18,883	$24,919	$20,723	$23,461
5/31/2025	$19,648	$26,394	$21,848	$24,810
6/30/2025	$19,931	$27,533	$22,723	$25,923

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional	7.97%	7.24%	7.14%
MSCI World Index	16.26%	14.55%	10.66%
Morningstar Global Large-Stock Blend Category	14.36%	11.63%	8.52%
MSCI All Country World Index	16.17%	13.65%	9.99%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit imgpfunds.com for the most recent performance information.
AssetsNet	$ 94,291,643
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 271,725
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$94,291,643
# of Fund Holdings	35
Fund Turnover Rate	60%
Total Advisory Fees Paid	$271,725

Holdings [Text Block]

Region Weighting

Value	Value
North America	83.0%
Europe	11.9%
Asia	2.8%
Cash & Other Short-Term Investments	2.3%

Sector Weighting

Value	Value
Cash & Other Short-Term Investments	2.3%
Consumer Staples	2.4%
Energy	2.6%
Real Estate	2.6%
Industrials	3.0%
Communication Services	4.3%
Materials	4.9%
Consumer Discretionary	5.7%
Health Care	20.4%
Information Technology	24.7%
Financials	27.1%

Largest Holdings [Text Block]

Top Ten Holdings

Visa, Inc., Class A	8.5%
Microsoft Corp.	6.3%
Amazon.com, Inc.	5.6%
Oracle Corp.	3.7%
Shopify, Inc., Class A	3.7%
SAP SE	3.3%
Aon PLC, Class A	3.3%
Abbott Laboratories	3.2%
Paycom Software, Inc.	3.0%
McKesson Corp.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at imgpfunds.com or upon request at 323-372-1960.

The Board of Trustees of the Fund approved removing two sub-advisers and allocating 50% of the portfolio to each of the two remaining sub-advisers, Polen Capital and Scharf Investments.

Material Fund Change Adviser [Text Block]	The Board of Trustees of the Fund approved removing two sub-advisers and allocating 50% of the portfolio to each of the two remaining sub-advisers, Polen Capital and Scharf Investments.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at imgpfunds.com or upon request at 323-372-1960.

Updated Prospectus Phone Number	323-372-1960
Updated Prospectus Web Address	imgpfunds.com
C000183970
Shareholder Report [Line Items]
Fund Name	iMGP High Income Fund
Class Name	Institutional
Trading Symbol	MAHIX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about iMGP High Income Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Material Fund Change Notice [Text Block]	THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[10]
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 6 months and what affected its performance?

  The Fund gained 3.41% in the first half of the year. This was a good result, but trailed the Bloomberg US Aggregate Bond Index benchmark return of 4.02%, while beating the Morningstar category peer group (+2.90%).

  Both BBH and Guggenheim were solidly positive, while Neuberger Berman struggled from mid-February through the mid-April due to sharply higher equity volatility, before rebounding to finish in the black for the first half.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Institutional	Bloomberg US Aggregate Bond Index	ICE BofA US High Yield Index	Morningstar Nontraditional Bond Category
9/28/2018	$10,000	$10,000	$10,000	$10,000
9/30/2018	$10,000	$10,000	$10,003	$10,000
10/31/2018	$9,869	$9,921	$9,840	$9,941
11/30/2018	$9,901	$9,980	$9,750	$9,900
12/31/2018	$9,692	$10,164	$9,537	$9,833
1/31/2019	$9,960	$10,271	$9,975	$10,009
2/28/2019	$10,014	$10,266	$10,143	$10,075
3/31/2019	$10,092	$10,463	$10,242	$10,110
4/30/2019	$10,172	$10,465	$10,386	$10,188
5/31/2019	$10,125	$10,651	$10,254	$10,164
6/30/2019	$10,245	$10,785	$10,505	$10,266
7/31/2019	$10,296	$10,809	$10,559	$10,310
8/31/2019	$10,288	$11,089	$10,600	$10,283
9/30/2019	$10,355	$11,030	$10,634	$10,317
10/31/2019	$10,382	$11,063	$10,659	$10,346
11/30/2019	$10,416	$11,057	$10,688	$10,374
12/31/2019	$10,504	$11,049	$10,911	$10,494
1/31/2020	$10,562	$11,262	$10,911	$10,519
2/29/2020	$10,306	$11,465	$10,742	$10,450
3/31/2020	$9,055	$11,397	$9,479	$9,694
4/30/2020	$9,484	$11,600	$9,839	$9,883
5/31/2020	$9,774	$11,654	$10,289	$10,093
6/30/2020	$9,973	$11,727	$10,390	$10,223
7/31/2020	$10,204	$11,903	$10,886	$10,411
8/31/2020	$10,399	$11,806	$10,993	$10,483
9/30/2020	$10,418	$11,800	$10,879	$10,455
10/31/2020	$10,370	$11,747	$10,930	$10,472
11/30/2020	$10,910	$11,863	$11,367	$10,701
12/31/2020	$11,094	$11,879	$11,584	$10,838
1/31/2021	$11,147	$11,794	$11,628	$10,868
2/28/2021	$11,259	$11,623	$11,669	$10,890
3/31/2021	$11,330	$11,478	$11,689	$10,886
4/30/2021	$11,427	$11,569	$11,817	$10,958
5/31/2021	$11,488	$11,607	$11,851	$10,996
6/30/2021	$11,576	$11,688	$12,013	$11,035
7/31/2021	$11,619	$11,819	$12,056	$11,033
8/31/2021	$11,671	$11,797	$12,121	$11,064
9/30/2021	$11,682	$11,694	$12,125	$11,028
10/31/2021	$11,727	$11,691	$12,104	$11,018
11/30/2021	$11,700	$11,726	$11,980	$10,945
12/31/2021	$11,806	$11,696	$12,205	$11,004
1/31/2022	$11,634	$11,444	$11,870	$10,906
2/28/2022	$11,545	$11,316	$11,763	$10,800
3/31/2022	$11,519	$11,002	$11,654	$10,723
4/30/2022	$11,308	$10,584	$11,230	$10,574
5/31/2022	$11,207	$10,652	$11,258	$10,532
6/30/2022	$10,879	$10,485	$10,492	$10,268
7/31/2022	$11,173	$10,742	$11,124	$10,436
8/31/2022	$11,094	$10,438	$10,858	$10,370
9/30/2022	$10,734	$9,987	$10,421	$10,127
10/31/2022	$10,788	$9,858	$10,718	$10,141
11/30/2022	$10,997	$10,220	$10,918	$10,318
12/31/2022	$10,997	$10,174	$10,836	$10,302
1/31/2023	$11,342	$10,487	$11,260	$10,526
2/28/2023	$11,318	$10,216	$11,114	$10,439
3/31/2023	$11,349	$10,475	$11,239	$10,460
4/30/2023	$11,456	$10,539	$11,348	$10,505
5/31/2023	$11,484	$10,424	$11,240	$10,473
6/30/2023	$11,588	$10,387	$11,423	$10,556
7/31/2023	$11,726	$10,380	$11,585	$10,657
8/31/2023	$11,820	$10,313	$11,618	$10,643
9/30/2023	$11,765	$10,051	$11,483	$10,572
10/31/2023	$11,733	$9,893	$11,341	$10,516
11/30/2023	$12,038	$10,341	$11,857	$10,770
12/31/2023	$12,352	$10,737	$12,294	$11,004
1/31/2024	$12,427	$10,707	$12,297	$11,050
2/29/2024	$12,485	$10,556	$12,333	$11,084
3/31/2024	$12,631	$10,653	$12,480	$11,198
4/30/2024	$12,616	$10,384	$12,355	$11,147
5/31/2024	$12,776	$10,560	$12,495	$11,258
6/30/2024	$12,876	$10,660	$12,616	$11,300
7/31/2024	$13,022	$10,909	$12,863	$11,442
8/31/2024	$13,155	$11,066	$13,068	$11,537
9/30/2024	$13,302	$11,214	$13,282	$11,641
10/31/2024	$13,284	$10,936	$13,209	$11,585
11/30/2024	$13,441	$11,052	$13,360	$11,696
12/31/2024	$13,444	$10,871	$13,303	$11,658
1/31/2025	$13,555	$10,929	$13,486	$11,775
2/28/2025	$13,664	$11,169	$13,574	$11,853
3/31/2025	$13,616	$11,173	$13,428	$11,803
4/30/2025	$13,574	$11,217	$13,429	$11,760
5/31/2025	$13,690	$11,137	$13,654	$11,861
6/30/2025	$13,902	$11,308	$13,908	$12,001

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/28/2018
Institutional	7.97%	6.87%	5.00%
Bloomberg US Aggregate Bond Index	6.08%	(0.73%)	1.84%
ICE BofA US High Yield Index	10.24%	6.01%	5.00%
Morningstar Nontraditional Bond Category	6.16%	3.26%	2.70%

Performance Inception Date	Sep. 28, 2018
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit imgpfunds.com for the most recent performance information.
AssetsNet	$ 442,479,352
Holdings Count | Holding	1,367
Advisory Fees Paid, Amount	$ 1,075,155
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$442,479,352
# of Fund Holdings	1,367
Fund Turnover Rate	34%
Total Advisory Fees Paid	$1,075,155

Holdings [Text Block]

Credit Rating

Value	Value
AAA	5.2%
AA	8.3%
A	7.9%
BBB	27.4%
BB	25.4%
B	15.3%
Below B	1.7%
Not Rated	8.8%

Maturity

Value	Value
Other assets less liabilities	0.5%
Greater than 10 Years	30.4%
5 to 10 Years	32.1%
3 to 5 Years	19.4%
1 to 3 Years	12.6%
Less than 1 Year	5.0%

Largest Holdings [Text Block]

Asset Allocation

Corporate Bonds	43.8%
Bank Loans	19.9%
Mortgage-Backed Securities	15.4%
Asset-Backed Securities	15.2%
Short-Term Investments	4.9%
Government Securities & Agency Issue	3.2%
Other	-2.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at imgpfunds.com or upon request at 323-372-1960.

Pursuant to an Agreement and Plan of Reorganization previously approved by the Fund’s Board of Trustees, all of the assets, subject to the liabilities, of the iMGP Alternative Strategies Fund were transferred to the Fund on April 17, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at imgpfunds.com or upon request at 323-372-1960.

Updated Prospectus Phone Number	323-372-1960
Updated Prospectus Web Address	imgpfunds.com
C000015261
Shareholder Report [Line Items]
Fund Name	iMGP International Fund
Class Name	Institutional
Trading Symbol	MSILX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about iMGP International Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Material Fund Change Notice [Text Block]	THIS REPORT DESCRIBES CHANGES TO THE FUND THAT OCCURRED DURING THE REPORTING PERIOD.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$66	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.20%	[11]
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 6 months and what affected its performance?

  The Fund outperformed in the first half of 2025. The Fund gained 20.51% compared to 19.45% for the MSCI EAFE Index.

  Stock selection was the main driver of outperformance in the first half.

  Strong performance within the industrials sector was a key driver behind the outperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Institutional	MSCI EAFE Index	Morningstar Foreign Large Blend Category
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,016	$10,208	$10,073
8/31/2015	$9,220	$9,457	$9,360
9/30/2015	$8,820	$8,977	$8,968
10/31/2015	$9,296	$9,678	$9,550
11/30/2015	$9,139	$9,528	$9,465
12/31/2015	$8,880	$9,399	$9,290
1/31/2016	$8,220	$8,720	$8,747
2/29/2016	$8,038	$8,560	$8,524
3/31/2016	$8,528	$9,117	$9,110
4/30/2016	$8,489	$9,381	$9,257
5/31/2016	$8,484	$9,296	$9,249
6/30/2016	$7,972	$8,984	$9,013
7/31/2016	$8,341	$9,439	$9,397
8/31/2016	$8,396	$9,446	$9,445
9/30/2016	$8,577	$9,562	$9,570
10/31/2016	$8,412	$9,366	$9,359
11/30/2016	$8,253	$9,179	$9,155
12/31/2016	$8,471	$9,493	$9,352
1/31/2017	$8,729	$9,769	$9,669
2/28/2017	$8,889	$9,908	$9,785
3/31/2017	$9,165	$10,181	$10,077
4/30/2017	$9,469	$10,440	$10,349
5/31/2017	$9,818	$10,823	$10,701
6/30/2017	$9,727	$10,804	$10,709
7/31/2017	$10,117	$11,116	$11,030
8/31/2017	$9,927	$11,112	$11,056
9/30/2017	$10,197	$11,388	$11,283
10/31/2017	$10,157	$11,561	$11,466
11/30/2017	$10,145	$11,682	$11,548
12/31/2017	$10,471	$11,870	$11,729
1/31/2018	$11,085	$12,465	$12,310
2/28/2018	$10,489	$11,903	$11,725
3/31/2018	$10,353	$11,688	$11,630
4/30/2018	$10,500	$11,955	$11,772
5/31/2018	$10,418	$11,686	$11,581
6/30/2018	$10,312	$11,544	$11,382
7/31/2018	$10,436	$11,828	$11,645
8/31/2018	$10,081	$11,599	$11,418
9/30/2018	$10,004	$11,700	$11,472
10/31/2018	$9,119	$10,769	$10,529
11/30/2018	$9,048	$10,755	$10,557
12/31/2018	$8,293	$10,233	$10,018
1/31/2019	$9,096	$10,906	$10,732
2/28/2019	$9,476	$11,184	$10,967
3/31/2019	$9,589	$11,254	$11,044
4/30/2019	$10,113	$11,570	$11,348
5/31/2019	$9,203	$11,015	$10,757
6/30/2019	$9,792	$11,668	$11,372
7/31/2019	$9,738	$11,520	$11,174
8/31/2019	$9,506	$11,222	$10,940
9/30/2019	$9,774	$11,543	$11,227
10/31/2019	$10,166	$11,958	$11,601
11/30/2019	$10,345	$12,093	$11,748
12/31/2019	$10,818	$12,486	$12,167
1/31/2020	$10,101	$12,225	$11,849
2/29/2020	$9,200	$11,120	$10,953
3/31/2020	$7,257	$9,636	$9,317
4/30/2020	$7,851	$10,258	$9,981
5/31/2020	$8,127	$10,705	$10,450
6/30/2020	$8,348	$11,069	$10,827
7/31/2020	$8,716	$11,327	$11,174
8/31/2020	$9,273	$11,910	$11,692
9/30/2020	$8,949	$11,600	$11,455
10/31/2020	$8,716	$11,137	$11,083
11/30/2020	$10,646	$12,864	$12,599
12/31/2020	$11,361	$13,462	$13,250
1/31/2021	$11,023	$13,318	$13,138
2/28/2021	$11,731	$13,617	$13,434
3/31/2021	$11,995	$13,930	$13,748
4/30/2021	$12,352	$14,349	$14,143
5/31/2021	$12,778	$14,817	$14,613
6/30/2021	$12,346	$14,650	$14,454
7/31/2021	$12,271	$14,761	$14,455
8/31/2021	$12,478	$15,021	$14,698
9/30/2021	$12,277	$14,585	$14,180
10/31/2021	$12,891	$14,944	$14,571
11/30/2021	$11,907	$14,248	$13,926
12/31/2021	$12,697	$14,978	$14,547
1/31/2022	$12,156	$14,254	$14,005
2/28/2022	$11,603	$14,002	$13,571
3/31/2022	$11,336	$14,092	$13,524
4/30/2022	$10,574	$13,180	$12,686
5/31/2022	$10,841	$13,279	$12,865
6/30/2022	$9,845	$12,047	$11,744
7/31/2022	$10,307	$12,647	$12,267
8/31/2022	$9,630	$12,047	$11,644
9/30/2022	$8,523	$10,920	$10,558
10/31/2022	$9,155	$11,507	$11,067
11/30/2022	$10,216	$12,803	$12,454
12/31/2022	$9,957	$12,813	$12,246
1/31/2023	$11,041	$13,851	$13,262
2/28/2023	$10,844	$13,562	$12,868
3/31/2023	$11,192	$13,898	$13,201
4/30/2023	$11,349	$14,290	$13,500
5/31/2023	$10,922	$13,686	$13,011
6/30/2023	$11,533	$14,308	$13,584
7/31/2023	$11,757	$14,771	$13,981
8/31/2023	$11,303	$14,205	$13,451
9/30/2023	$10,778	$13,720	$12,975
10/31/2023	$9,977	$13,164	$12,526
11/30/2023	$11,139	$14,386	$13,562
12/31/2023	$11,689	$15,150	$14,244
1/31/2024	$11,557	$15,237	$14,139
2/29/2024	$12,061	$15,516	$14,528
3/31/2024	$12,472	$16,027	$14,992
4/30/2024	$11,869	$15,616	$14,607
5/31/2024	$12,273	$16,221	$15,262
6/30/2024	$12,081	$15,959	$15,015
7/31/2024	$12,260	$16,427	$15,449
8/31/2024	$12,605	$16,962	$15,908
9/30/2024	$12,559	$17,118	$16,109
10/31/2024	$11,849	$16,187	$15,336
11/30/2024	$11,842	$16,095	$15,331
12/31/2024	$11,622	$15,729	$14,925
1/31/2025	$12,408	$16,556	$15,570
2/28/2025	$12,656	$16,877	$15,919
3/31/2025	$12,106	$16,809	$15,893
4/30/2025	$12,643	$17,579	$16,441
5/31/2025	$13,449	$18,383	$17,227
6/30/2025	$14,006	$18,788	$17,733

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Institutional	15.94%	10.90%	3.43%
MSCI EAFE Index	17.73%	11.16%	6.51%
Morningstar Foreign Large Blend Category	18.10%	10.38%	5.91%

No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit imgpfunds.com for the most recent performance information.
AssetsNet	$ 168,516,305
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 711,975
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$168,516,305
# of Fund Holdings	70
Fund Turnover Rate	66%
Total Advisory Fees Paid	$711,975

Holdings [Text Block]

Region Weighting

Value	Value
Europe	59.3%
Asia	18.6%
North America	13.0%
South America	4.3%
Oceania	2.5%
Cash & Other Short-Term Investments	2.3%

Sector Weighting

Value	Value
Cash & Other Short-Term Investments	2.3%
Energy	1.0%
Communication Services	3.4%
Materials	5.9%
Consumer Staples	7.2%
Consumer Discretionary	8.2%
Health Care	12.9%
Financials	17.5%
Industrials	19.5%
Information Technology	22.1%

Largest Holdings [Text Block]

Top Ten Holdings

ASML Holding NV	5.5%
SAP SE	4.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Sage Group PLC	3.3%
MercadoLibre, Inc.	2.7%
Phoenix Financial Ltd.	2.5%
Novo Nordisk AS, Class B	2.4%
BayCurrent, Inc.	2.4%
Nippon Sanso Holdings Corp.	2.3%
Tel Aviv Stock Exchange Ltd.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at imgpfunds.com or upon request at 323-372-1960.

The Board of Trustees of the Fund approved adding Zadig Asset Management S.A as a sub-adviser to the Fund and adjusting the target allocations to be managed by each of the four sub-advisers.

Material Fund Change Adviser [Text Block]	The Board of Trustees of the Fund approved adding Zadig Asset Management S.A as a sub-adviser to the Fund and adjusting the target allocations to be managed by each of the four sub-advisers.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at imgpfunds.com or upon request at 323-372-1960.

Updated Prospectus Phone Number	323-372-1960
Updated Prospectus Web Address	imgpfunds.com
C000244515
Shareholder Report [Line Items]
Fund Name	Polen Capital Global Growth ETF
Trading Symbol	PCGG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about Polen Capital Global Growth ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://imgpfunds.com/tailored-shareholder-reports/. You can also request this information by contacting us at 323-372-1960.
Additional Information Phone Number	323-372-1960
Additional Information Website	https://imgpfunds.com/tailored-shareholder-reports/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[12]
Factors Affecting Performance [Text Block]

How did the Fund perform over the last 6 months and what affected its performance?

  The ETF returned 1.73% (NAV) over the trailing six months. This trailed the 10.05% return for its MSCI ACWI Index over the same period.

  Main detractors include security selection within the communication services and financials sectors.

  An overweight to health care stocks was the largest detractor from a sector allocation standpoint.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	ETF	MSCI All Country World Index	Morningstar Global Large-Stock Growth
8/29/2023	$10,000	$10,000	$10,000
8/31/2023	$10,052	$10,027	$10,003
9/30/2023	$9,427	$9,612	$9,451
10/31/2023	$9,209	$9,323	$9,133
11/30/2023	$10,260	$10,184	$10,102
12/31/2023	$10,503	$10,673	$10,652
1/31/2024	$10,823	$10,736	$10,689
2/29/2024	$11,257	$11,196	$11,330
3/31/2024	$11,312	$11,548	$11,611
4/30/2024	$10,644	$11,167	$11,107
5/31/2024	$10,610	$11,620	$11,565
6/30/2024	$11,095	$11,879	$11,785
7/31/2024	$11,198	$12,071	$11,819
8/31/2024	$11,454	$12,377	$12,158
9/30/2024	$11,495	$12,665	$12,394
10/31/2024	$11,299	$12,381	$12,121
11/30/2024	$12,073	$12,844	$12,654
12/31/2024	$11,776	$12,540	$12,270
1/31/2025	$12,320	$12,961	$12,812
2/28/2025	$12,020	$12,883	$12,574
3/31/2025	$11,101	$12,374	$11,885
4/30/2025	$11,052	$12,489	$12,117
5/31/2025	$11,789	$13,207	$12,924
6/30/2025	$11,980	$13,800	$13,520

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 8/29/2023
ETF	7.97%	10.33%
MSCI All Country World Index	16.17%	19.16%
Morningstar Global Large-Stock Growth	14.57%	17.89%

Performance Inception Date	Aug. 29, 2023
No Deduction of Taxes [Text Block]	The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit imgpfunds.com for the most recent performance information.
AssetsNet	$ 180,598,065
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 700,216
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]
Total Net Assets	$180,598,065
# of Fund Holdings	32
Fund Turnover Rate	29%
Total Advisory Fees Paid	$700,216

Holdings [Text Block]

Region Weighting

Value	Value
North America	82.3%
Europe	11.8%
South America	2.5%
Cash & Other Short-Term Investments	3.4%

Sector Weighting

Value	Value
Cash & Other Short-Term Investments	3.4%
Consumer Staples	1.1%
Real Estate	2.7%
Communication Services	2.7%
Industrials	5.7%
Consumer Discretionary	14.3%
Health Care	15.3%
Financials	23.3%
Information Technology	31.5%

Largest Holdings [Text Block]

Top Ten Holdings

Amazon.com, Inc.	7.9%
Oracle Corp.	7.1%
Shopify, Inc., Class A	5.6%
Microsoft Corp.	5.5%
Paycom Software, Inc.	4.8%
Visa, Inc., Class A	4.7%
Mastercard, Inc., Class A	4.7%
Aon PLC, Class A	4.6%
SAP SE	4.2%
Abbott Laboratories	4.1%

Material Fund Change [Text Block]

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.